Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Sector Funds (Invesco Sector Funds)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000000337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class A
Trading Symbol	IENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class A)	$118	1.23%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.23%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned -8.29%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class A) —including sales charge	-13.32%	20.07%	-1.13%
Invesco Energy Fund (Class A) —excluding sales charge	-8.29%	21.43%	-0.57%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 393,375,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,327,906
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.

C000000339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class C
Trading Symbol	IEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class C)	$189	1.98%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.98%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned -8.96%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class C) —including sales charge	-9.83%	20.54%	-1.16%
Invesco Energy Fund (Class C) —excluding sales charge	-8.96%	20.54%	-1.16%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 393,375,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,327,906
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.

C000071330 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class Y
Trading Symbol	IENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class Y)	$94	0.98%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.98%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned -8.05%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class Y)	-8.05%	21.74%	-0.32%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 393,375,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,327,906
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.

C000000341 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Investor Class
Trading Symbol	FSTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Investor Class)	$118	1.23%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.23%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Investor Class shares of the Fund returned -8.30%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Investor Class)	-8.30%	21.43%	-0.57%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 393,375,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,327,906
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.

C000023157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R5
Trading Symbol	IENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R5)	$86	0.90%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned -7.97%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R5)	-7.97%	21.92%	-0.15%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 393,375,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,327,906
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R6
Trading Symbol	IENSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R6)	$80	0.83%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned -7.92%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R6)	-7.92%	22.01%	-0.19%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 393,375,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,327,906
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.

C000000361 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class A
Trading Symbol	ITYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class A)	$106	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 8.71%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class A) —including sales charge	2.73%	9.97%	11.74%
Invesco Technology Fund (Class A) —excluding sales charge	8.71%	11.22%	12.37%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,583,931,084
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,232,087
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.

C000000363 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class C
Trading Symbol	ITHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class C)	$183	1.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 7.90%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class C) —including sales charge	7.01%	10.39%	11.69%
Invesco Technology Fund (Class C) —excluding sales charge	7.90%	10.39%	11.69%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,583,931,084
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,232,087
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.

C000071334 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class Y
Trading Symbol	ITYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class Y)	$80	0.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned 8.98%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class Y)	8.98%	11.50%	12.65%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,583,931,084
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,232,087
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.

C000000365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Investor Class
Trading Symbol	FTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Investor Class)	$95	0.91%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Investor Clas shares of the Fund returned 8.81%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Investor Class)	8.81%	11.35%	12.48%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,583,931,084
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,232,087
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.

C000023158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R5
Trading Symbol	FTPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R5)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned 9.01%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R5)	9.01%	11.56%	12.79%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,583,931,084
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,232,087
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R6
Trading Symbol	FTPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R6)	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned 9.09%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R6)	9.09%	11.63%	12.73%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,583,931,084
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,232,087
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.

C000000366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class A
Trading Symbol	IAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class A)	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 7.01%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class A) —including sales charge	1.13%	9.22%	6.66%
Invesco Dividend Income Fund (Class A) —excluding sales charge	7.01%	10.47%	7.26%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,443,630,814
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,318,656
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.

C000000368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class C
Trading Symbol	IUTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class C)	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 6.21%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class C) —including sales charge	5.21%	9.64%	6.62%
Invesco Dividend Income Fund (Class C) —excluding sales charge	6.21%	9.64%	6.62%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,443,630,814
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,318,656
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.

C000217956 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R
Trading Symbol	IRTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R)	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 6.73%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R)	6.73%	10.18%	6.99%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

Performance Inception Date	Apr. 17, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,443,630,814
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,318,656
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.

C000071335 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class Y
Trading Symbol	IAUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class Y)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 7.24%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class Y)	7.24%	10.74%	7.53%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,443,630,814
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,318,656
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.

C000000369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Investor Class
Trading Symbol	FSTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Investor Class)	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Investor Class shares of the Fund, returned 6.97%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Investor Class)	6.97%	10.46%	7.26%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,443,630,814
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,318,656
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.

C000029688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R5
Trading Symbol	FSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R5)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund, returned 7.29%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R5)	7.29%	10.77%	7.57%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,443,630,814
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,318,656
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120718 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R6
Trading Symbol	IFUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R6)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 7.35%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R6)	7.35%	10.86%	7.66%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,443,630,814
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,318,656
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.

C000084479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class A
Trading Symbol	ACSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class A)	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 6.79%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class A) —including sales charge	0.90%	16.01%	8.41%
Invesco Comstock Fund (Class A) —excluding sales charge	6.79%	17.33%	9.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,543,379,137
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 43,993,259
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.

C000084481 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class C
Trading Symbol	ACSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class C)	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 6.05%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class C) —including sales charge	5.08%	16.46%	8.39%
Invesco Comstock Fund (Class C) —excluding sales charge	6.05%	16.46%	8.39%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,543,379,137
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 43,993,259
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.

C000084484 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R
Trading Symbol	ACSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R)	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund returned 6.51%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R)	6.51%	17.02%	8.75%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,543,379,137
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 43,993,259
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.

C000084482 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class Y
Trading Symbol	ACSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class Y)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned 7.06%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class Y)	7.06%	17.62%	9.30%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,543,379,137
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 43,993,259
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.

C000084483 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R5
Trading Symbol	ACSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R5)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned 7.07%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R5)	7.07%	17.66%	9.37%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,543,379,137
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 43,993,259
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R6
Trading Symbol	ICSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R6)	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned 7.19%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R6)	7.19%	17.76%	9.46%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,543,379,137
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 43,993,259
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.

C000084495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class A
Trading Symbol	VSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class A)	$108	1.07%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 2.07%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class A) —including sales charge	-3.53%	24.79%	9.47%
Invesco Small Cap Value Fund (Class A) —excluding sales charge	2.07%	26.21%	10.09%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,897,043,030
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 36,116,734
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.

C000084497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class C
Trading Symbol	VSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class C)	$183	1.82%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 1.27%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class C) —including sales charge	0.41%	25.31%	9.44%
Invesco Small Cap Value Fund (Class C) —excluding sales charge	1.27%	25.31%	9.44%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,897,043,030
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 36,116,734
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.

C000217957 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R
Trading Symbol	VSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R)	$133	1.32%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 1.77%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R)	1.77%	25.90%	9.80%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%

Performance Inception Date	Apr. 17, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,897,043,030
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 36,116,734
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.

C000084498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class Y
Trading Symbol	VSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class Y)	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 2.30%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class Y)	2.30%	26.52%	10.36%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,897,043,030
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 36,116,734
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.

C000177891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SMVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R6)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 2.47%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R6)	2.47%	26.71%	10.44%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%

Performance Inception Date	Feb. 07, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,897,043,030
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 36,116,734
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.

C000084507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class A
Trading Symbol	VVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class A)	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 8.58%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class A) —including sales charge	2.62%	21.03%	9.38%
Invesco Value Opportunities Fund (Class A) —excluding sales charge	8.58%	22.40%	10.00%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,495,511,187
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 25,360,216
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000084509 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class C
Trading Symbol	VVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class C)	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 7.75%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class C) —including sales charge	6.81%	21.52%	9.39%
Invesco Value Opportunities Fund (Class C) —excluding sales charge	7.75%	21.52%	9.39%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,495,511,187
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 25,360,216
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000095989 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R
Trading Symbol	VVORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R)	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 8.33%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R)	8.33%	22.09%	9.74%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,495,511,187
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 25,360,216
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000084510 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class Y
Trading Symbol	VVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class Y)	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 8.83%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class Y)	8.83%	22.72%	10.28%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,495,511,187
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 25,360,216
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000095990 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R5
Trading Symbol	VVONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R5)	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R5 shares of the Fund, returned 8.88%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R5)	8.88%	22.80%	10.41%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,495,511,187
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 25,360,216
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188946 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R6
Trading Symbol	VVOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R6)	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 8.96%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R6)	8.96%	22.86%	10.36%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,495,511,187
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 25,360,216
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000209140 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class A
Trading Symbol	OPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class A)	$128	1.05%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 42.93%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class A) —including sales charge	35.06%	10.05%	10.77%
Invesco Gold & Special Minerals Fund (Class A) —excluding sales charge	42.93%	11.31%	11.40%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,511,748,141
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 12,364,332
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.

C000209135 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class C
Trading Symbol	OGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class C)	$219	1.81%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 41.88%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class C) —including sales charge	40.82%	10.46%	10.72%
Invesco Gold & Special Minerals Fund (Class C) —excluding sales charge	41.88%	10.46%	10.72%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,511,748,141
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 12,364,332
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.

C000209136 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R
Trading Symbol	OGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R)	$159	1.31%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 42.62%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R)	42.62%	11.02%	11.11%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,511,748,141
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 12,364,332
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.

C000209137 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class Y
Trading Symbol	OGMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class Y)	$99	0.81%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 43.29%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class Y)	43.29%	11.57%	11.66%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,511,748,141
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 12,364,332
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.

C000209138 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R5
Trading Symbol	IOGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R5)	$89	0.73%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund, returned 43.37%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R5)	43.37%	11.68%	11.62%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,511,748,141
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 12,364,332
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209139 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R6
Trading Symbol	OGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R6)	$80	0.66%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 43.47%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R6)	43.47%	11.74%	11.85%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,511,748,141
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 12,364,332
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.

C000209146 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class A
Trading Symbol	CGRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class A)	$94	0.92%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 3.80%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class A) —including sales charge	-1.90%	15.58%	8.07%
Invesco Comstock Select Fund (Class A) —excluding sales charge	3.80%	16.89%	8.68%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 714,713,320
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,978,049
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209141 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class C
Trading Symbol	CGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class C)	$171	1.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 3.01%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class C) —including sales charge	2.13%	16.01%	8.03%
Invesco Comstock Select Fund (Class C) —excluding sales charge	3.01%	16.01%	8.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 714,713,320
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,978,049
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209142 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R
Trading Symbol	CGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R)	$120	1.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund returned 3.50%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R)	3.50%	16.58%	8.40%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 714,713,320
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,978,049
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209144 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class Y
Trading Symbol	CGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class Y)	$69	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned 4.06%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class Y)	4.06%	17.18%	8.94%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 714,713,320
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,978,049
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209145 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R5
Trading Symbol	IOVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R5)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned 4.16%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R5)	4.16%	17.30%	8.91%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 714,713,320
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,978,049
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209143 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R6
Trading Symbol	OGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R6)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned 4.15%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R6)	4.15%	17.31%	9.10%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 714,713,320
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,978,049
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.